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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund
Portfolio of Investments - June 30, 2010 (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 97.9%

Alabama - 1.5%
Troy University Facilities Revenue, Series A (Assured Guaranty Insured), 4.125%, 11/1/23	$ 420,000	$ 420,785

Arizonia - 6.6%
Arizona Health Facilities Authority, Hospital Revenue (ETM)(Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	40,000	40,906
Arizona Tourism & Sports Authority Tax Revenue, 5%, 7/1/16	100,000	100,937
Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	150,171
Glendale Western Loop 101 Public Facilities Revenue, 6%, 7/1/24	525,000	566,648
Maricopa County Stadium Revenue (AMBAC Insured), 5.25%, 6/1/12	250,000	267,322
Maricopa County Unified School District #41 (Gilbert)(FSA Insured), 5.8%, 7/1/14	250,000	290,810
Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	77,549
Northern Arizona University (AMBAC Insured), 5%, 9/1/23	150,000	152,372
Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	245,914

Arkansas - 0.7%
Fort Smith Water & Sewer Revenue (FSA Insured), 5%, 10/1/21	175,000	198,182

District of Columbia - 0.7%
District of Columbia, Series B-3, 5.5%, 6/1/12	185,000	192,239

Florida - 6.3%
Emerald Coast Utilities Authority Revenue (FGIC Insured)(MBIA Insured), 5%, 1/1/25	1,010,000	1,031,341
Peace River, Manasota Regional Water Supply Authority Revenue (FSA Insured), 5.0%, 10/1/23	750,000	780,757

Georgia - 3.5%
Atlanta Water & Wastewater Revenue (FSA Insured), 5.75%, 11/1/30	300,000	347,382
Emanuel County Hospital Revenue (AMBAC Insured), 4.3%, 7/1/17	250,000	278,670
Gwinnett County Development Authority Public Schoos Proj. Certificate of Participation, 5.25%, 1/1/18 (NATL-RE Insured)	225,000	260,678
Private Colleges & Universities Authority Revenue Series C, 5%, 9/01/38	130,000	136,926

Illinois - 4.9%
Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	361,299
Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5%, 12/30/24	1,000,000	1,051,230

Indiana - 5.9%
Indianapolis Local Improvement Bond Bank, Waterworks Project, Series A (Assured Guaranty Insured), 5.5%, 1/1/38	475,000	518,344
Western Boone, Multi School Building Corp (FSA Insured), 5%, 1/10/20	1,015,000	1,172,802

Kentucky - 0.4%
Laurel County Finance Corp. School Building Revenue (FSA Insured), 4%, 6/1/16	110,000	120,519

Maryland - 0.3%
Maryland State Transportation Authority Transportation Facilities Project Revenue (ETM), 6.8%, 7/1/16	70,000	82,044

Massachusetts - 6.3%
Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,133,130
Massachusetts School Building Authority (ACM), 5%, 8/15/23	635,000	685,031

Michigan - 5.4%
Charles Stewart Mott Community College (MBIA Insured), 5%, 5/1/18	720,000	779,767
Detroit City School District (FGIC Insured), 6%, 5/1/20	300,000	342,288
Redford United School District (AMBAC Insured), 5%, 5/1/22	410,000	437,134

Mississippi - 4.1%
Harrison County Wastewater Management District, Sewer Revenue (ETM)(Wastewater Treatment Facilities)(FGIC Insured), 7.75%, 2/1/14	500,000	614,090
Harrison County Wastewater Management District, Sewer Revenue (ETM)(Wastewater Treatment Facilities)(FGIC Insured), 8.5%, 2/1/13	500,000	575,015

Missouri - 4.6%
Jefferson County School District (ETM), 6.7%, 3/1/11	55,000	57,279
Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	341,925
O Fallon Certificate of Participation, 5.25%, 11/1/16 (NATL-RE Insured)	100,000	109,839
St Louis County, Mortgage Revenue (ETM)(AMT), 5.65%, 2/1/20	500,000	574,915
St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	237,646

New Jersey - 4.5%
New Jersey State Turnpike Authority Revenue (ETM), 6.5%, 1/1/16	850,000	991,720
New Jersey State Turnpike Authority Revenue, 5.25%, 1/1/28	250,000	297,065

New York - 1.8%
Port Authority New York & New Jersey, 5.375%, 3/1/28	455,000	522,950

North Carolina - 13.4%
Dare County, Certificate of Participation (AMBAC Insured), 5%, 6/1/23	600,000	620,406
Forsyth County, Limited Obligation, 4.5%, 4/1/21	650,000	715,039
North Carolina Capital Improvements Series A, 4.5%, 5/01/27	200,000	207,812
North Carolina Medical Care Community Revenue (HUD Section 8), 5.5%, 10/1/24	500,000	501,305
Raleigh, Certificate of Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	606,898
University North Carolina Systems Pool Revenue Series A (NATL-RE Insured), 5.0%, 10/1/15	215,000	243,930
University North Carolina Systems (AMBAC Insured), 5.25%, 4/1/21	890,000	946,524

Pennsylvania - 7.6%
Lehigh County General Obligation (Lehigh Valley Hospital)(MBIA Insured), 7%, 7/1/16	1,000,000	1,118,740
Pennsylvania Higher Educational Facilities Authority Revenue (MBIA Insured), 5%, 4/01/20	1,000,000	1,070,310

Texas - 10.3%
San Antonio Water Revenue, 5.125%, 5/15/29	500,000	543,305
Sugar Land Public Improvements Certificates General Obligation, 5%, 2/15/28	350,000	375,599
Harris County, 5.75%, 10/1/24	250,000	305,960
Lower Colorado River Authority, Utility Revenue (ETM)(AMBAC Insured), 6.0%, 1/1/17	305,000	370,996
Mueller Local Government, Contract Revenue, 5%, 9/1/24	1,280,000	1,362,778

Virginia - 4.3%
Fairfax County Redevelopment & Housing Authority Revenue, 5%, 10/1/39	265,000	277,148
Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	168,560
Hopewell-Series A, 5.875%, 7/15/34	500,000	537,095
Virginia State Housing Authority, Development Authority Rental Housing, 4.8%, 10/1/39	250,000	250,335

Washington - 2.2%
Grays Harbor County Public Utility #001, Electric Revenue (FSA Insured), 5.25%, 7/1/24	605,000	639,999

Wisconsin - 2.6%
Wisconsin Health & Educational Facilities Authority Revenue, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	204,462
Wisconsin Health & Educational Facilities Authority Revenue, Medical College Inc., 5.5%, 12/1/26 (NATL-RE Insured)	250,000	249,993
Wisconsin-Series C, 5%, 5/1/24	285,000	300,666

TOTAL INVESTMENTS (Cost $26,954,243)		$ 28,163,481

NET OTHER ASSETS AND LIABILITIES - 2.1%		598,929

TOTAL NET ASSETS - 100.0%		$ 28,762,410

See Notes to Portfolio of Investments

Madison Mosaic Virginia Tax-Free Fund
Portfolio of Investments - June 30, 2010 (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 96.0%

Economic Development - 7.4%
Chesterfield County Economic Development Authority Pollution Control Revenue, 5%, 5/1/23	$ 565,000	$ 607,612
Newport News Economic Development Authority Revenue, 5%, 7/1/25	745,000	803,624
Roanoke County Economic Development Authority Lease Revenue (Assured Guaranty Insured), 5%, 10/15/16	400,000	462,756

Education -11.9%
Henrico County, Public Improvements Series A, 5%, 12/01/24	200,000	238,012
Prince William County, Development Authority Educational Facilities Revenue, 5%, 10/1/18	150,000	156,985
University of Virginia Revenue Bond, 5%, 6/1/40	255,000	273,016
Virginia College Building Authority, 21st Century College Equipment Series 2, 5%, 2/1/23	500,000	580,150
Virginia College Building Authority, Public Higher Education Financing Program Series A, 5%, 9/1/26	140,000	153,528
Virginia College Building Authority, 21st Century College and Equipment Series A, 5%, 2/1/29	375,000	407,929
Virginia Polytech Institute & State University Revenue (AMBAC Insured), 5%, 6/1/14	775,000	876,812
Virginia Public Building Authority, Series B, 5.25%, 8/1/23	200,000	228,340
Virginia Public School Authority, Special Obligation Fluvanna County, 5%, 12/1/18	100,000	110,912

General Obligation -12.3%
Alexandria, 5%, 1/1/16	200,000	232,608
Hopewell-Series A, 5.875%, 7/15/34	500,000	537,095
Loudoun County, 5%, 10/1/13	500,000	528,380
Loudoun County, 5%, 12/1/18	165,000	195,409
Prince George (Assured Guaranty Insured), 5%, 2/1/20	200,000	225,028
Richmond (Assured Guaranty Insured), 5%, 7/15/23	750,000	799,433
Spotsylvania County (MBIA Insured),4.25%, 1/15/13	250,000	271,058
Virginia State, 5%, 6/1/26	300,000	334,992

Hospital - 9.2%
Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	1,092,060
Charlotte County Industrial Development Authority, Revenue Bond, Halifax Regional Hospital, 5%, 9/1/16	335,000	340,322
Fairfax County Redevelopment & Housing Authority Revenue Bond, 5%, 10/1/39	300,000	313,752
Roanoke Industrial Development Authority, Hospital Revenue (ETM)(Roanoke Memorial Hospitals)(MBIA Insured), 6.125%, 7/1/17	500,000	585,575

Housing - 9.4%
Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project)(FHA Insured)(AMT), 5.5%, 4/1/28	405,000	405,097
Fairfax County Redevelopment & Housing Authority Revenue, 4.75%, 10/1/36	450,000	459,761
Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue (FNMA Insured), 5.6%, 2/01/33	1,250,000	1,275,825
Virginia State Housing Authority, Development Authority Rental Housing, 4.8%, 10/1/39	250,000	250,335

Industrial Development - 14.7%
Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,003,650
Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project)(MBIA Insured), 4.375%, 11/1/25	500,000	510,080
Henrico County Industrial Development Authority Revenue (MBIA Insured), 6%, 8/15/16	300,000	328,656
Northwestern Regional Jail Authority, Facilities Revenue (MBIA Insured) 5%, 7/1/19	50,000	53,427
Prince William County Economic Development Authority, Lease Revenue, 5.25%, 2/1/18	675,000	789,595
Stafford County Industrial Development Authority Revenue, Municipal League Association (MBIA Insured), 4.5%, 8/1/25	700,000	706,293
Stafford County Industrial Development Authority Revenue, Municipal League Association, 5%, 8/1/21	315,000	336,222

Leasing and Other Facilities- 4.9%
Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	797,820
Prince William County Park Facilities 4%, 4/15/24	320,000	321,632
Puerto Rico Public Finance Corp. (AMBAC Insured)(ETM), 5.5%, 8/1/27	100,000	118,560

Sales Tax - 0.4%
Virgin Islands Public Finance Authority (NATL-RE FGIC), 5%, 10/1/23	100,000	103,566
	-
Transportation - 2.8%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue (Assured Guaranty Insured), 5.25%, 7/1/34	100,000	105,780
Richmond Metropolitan Authority Expressway Revenue (FGIC Insured)(MBIA Insured), 5.25%, 7/15/12	350,000	378,640
Richmond Metropolitan Authority Expressway Revenue (FGIC Insured)(MBIA Insured), 5.25%, 7/15/22	200,000	224,320

Utilities - 8.3%
Puerto Rico Electric Power Authority Revenue, (BHAC Insured), 5.25%, 7/1/24	290,000	328,541
Richmond Public Utility Revenue (FSA Insured), 4.5%, 1/15/33	640,000	655,258
Southeastern Public Service Authority Revenue (AMBAC), 5%, 7/1/15	635,000	719,468
Southeastern Public Service Authority Revenue (AMBAC), 5%, 7/1/15	365,000	401,233

Water and Waste - 14.7%
Fairfax County Water Authority Revenue, 5.25%, 4/1/23	180,000	217,501
Frederick Regional Sewer System Revenue (AMBAC Insured), 5%, 10/1/15	570,000	650,934
Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/13	700,000	773,759
Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	168,559
Norfolk Water Revenue (MBIA Insured), 5.9%, 11/01/25	210,000	210,683
Upper Occoquan Sewer, Regional Sewer Revenue (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,166,490
Virginia Resource Authority Clean Water Revenue, 5%, 10/1/27	300,000	333,486
Virginia Resource Authority Infrastructure Revenue, 5.0%, 11/1/31	160,000	170,411

TOTAL INVESTMENTS (Cost $23,348,173)		$ 24,320,970

NET OTHER ASSETS AND LIABILITIES - 4.0%		1,012,639

TOTAL NET ASSETS - 100.0%		$ 25,333,609

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary representing the Fund's investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of June 30, 2010:

	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 6/30/10
National Fund
Long Term Municipal Bonds	$ -	$ 28,163,481	$ -	$ 28,163,481
Total	$ -	$ 28,163,481	$ -	$ 28,163,481

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,320,970	$ -	$ 24,320,970
Total	$ -	$ 24,320,970	$ -	$ 24,320,970

At June 30, 2010 and for the nine-months then ended, the Funds held no Level 3 Securities.  Please see Portfolio of Investments for each respective Fund for a listing of all securities within the Municipal Bond category.

In March 2008, FASB issued guidance regarding enhanced disclosures about funds' derivative and hedging activities.  Management has determined that there is no impact on the Funds' financial statements as the Funds currently do not hold derivative financial instruments.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements.  It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  For the nine-months ended June 30, 2010, none of the Funds had securities that transferred between classification levels.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 24, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 24, 2010